FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Composition of consolidated financial assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Financial assets Book value	R$ 12,689,256	R$ 12,284,429
Financial assets Fair value	12,689,256	12,284,429
Financial liabilities Book value	20,752,605	13,821,602
Fair value of financial liabilities	20,702,261	13,830,792
Cash and cash equivalents | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	3,393,377	3,381,328
Current financial assets Fair value	3,393,377	3,381,328
Investments pledged as collateral | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial assets Book value	63,766	76,934
Noncurrent financial assets Fair value	63,766	76,934
Trade accounts receivable | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	8,719,497	8,304,382
Noncurrent financial assets Book value	440,453	426,252
Current financial assets Fair value	8,719,497	8,304,382
Noncurrent financial assets Fair value	440,453	426,252
Derivative transactions | Measured at fair value through OCI | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	19,282	69,065
Noncurrent financial assets Book value	52,881	26,468
Current financial assets Fair value	19,282	69,065
Noncurrent financial assets Fair value	52,881	26,468
Trade accounts payable | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	6,871,799	7,642,782
Current financial liabilities Fair value	6,871,799	7,642,782
Loans and financing | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	1,020,061	1,076,451
Noncurrent financial liabilities Book value	25,093	817,908
Current financial liabilities Fair value	1,021,810	1,135,732
Noncurrent financial liabilities Fair value	24,106	796,481
Loans and financing | Measured at fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	2,029,246	263,754
Noncurrent financial liabilities Book value	7,161,875	341,728
Current financial liabilities Fair value	2,029,246	263,754
Noncurrent financial liabilities Fair value	7,161,875	341,728
Debentures | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	1,077,183	82,840
Noncurrent financial liabilities Book value	2,027,167	3,049,949
Current financial liabilities Fair value	1,104,539	237,144
Noncurrent financial liabilities Fair value	1,948,705	2,866,981
Debentures | Measured at fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value		41,121
Current financial liabilities Fair value		41,121
Derivative transactions | Measured at fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	1,921	16,316
Current financial liabilities Fair value	1,921	16,316
Derivative transactions | Measured at fair value through OCI | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value		222
Noncurrent financial liabilities Book value	54,212	22,845
Current financial liabilities Fair value		222
Noncurrent financial liabilities Fair value	54,212	22,845
Contingent Consideration | Measured at fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial liabilities Book value	484,048	465,686
Noncurrent financial liabilities Fair value	R$ 484,048	R$ 465,686